5. Time Deposits (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Time Deposits Details
2018	$ 81,864
2019	21,064
2020	13,343
2021	3,903
2022 and thereafter	3,107
Total	$ 123,101